Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ 40,931	€ 25,873	€ 49,259
Proceeds from [Abstract]
Sale of financial assets available for sale	7,627	22,205	14,948
Maturities of financial assets available for sale	3,433	4,530	4,034
Maturities of securities held to maturity	0	0	0
Sale of investments in associates	65	12	13
Sale of property and equipment	39	8	19
Purchase of [Abstract]
Financial assets available for sale	(9,741)	(15,150)	(26,426)
Securities held to maturity	0	0	0
Investments in associates	0	(11)	(93)
Property and equipment	(261)	(284)	(164)
Net change in investments in subsidiaries	(2,222)	(1,619)	3,664
Other, net	(1,129)	(1,360)	(1,047)
Net cash provided by (used in) investing activities	(2,189)	8,331	(5,052)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	865	792	2,906
Repayments and extinguishments of subordinated long-term debt	(45)	(102)	(728)
Common shares issued	8,037	0	0
Purchases of treasury shares	(7,912)	(5,256)	(9,003)
Sale of treasury shares	7,471	4,979	8,142
Additional Equity Components (AT1) issued	0	0	0
Purchases of Additional Equity Components (AT1)	(149)	(129)	177
Sale of Additional Equity Components (AT1)	160	124	(176)
Coupon on additional equity components, pre tax	(335)	(333)	(269)
Cash dividends paid	(392)	0	(1,034)
Net cash provided by (used in) financing activities	7,700	74	14
Net effect of exchange rate changes on cash and cash equivalents	(3,499)	187	(1,503)
Net increase (decrease) in cash and cash equivalents	42,943	34,465	42,718
Cash and cash equivalents at beginning of period	144,816	110,351	67,633
Cash and cash equivalents at end of period	187,759	144,816	110,351
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	258	(974)	418
Interest paid	9,563	7,871	8,244
Interest received	15,308	14,346	13,928
Dividend received	3,147	3,978	5,305
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	175,463	119,213	64,472
Interbank balances (w/o central banks) (not included: time deposits with banks)	12,296	25,603	45,880
Total	€ 187,759	€ 144,816	€ 110,352